Summary of Significant Accounting Policies (Details) - USD ($)	6 Months Ended
	Mar. 31, 2026		Mar. 31, 2025	Oct. 10, 2025	Sep. 30, 2025
Summary of Significant Accounting Policies [Line Items]
Cash and cash equivalents	$ 2,071,983				$ 5,024
Cash outflows from operating activities	(2,909,187)		$ (66,921)
Deferred offering costs					12,466
Term loan agreement				$ 50,000,000
Aggregate market value	66,666,667
Bad debts allowance			11,407
Percentage of occurrence	70.00%
Net income	$ 16,653,306		(3,635,088)
Amortization of intangible assets
Impairment of long-live assets
Allowance of accounts receivables			11,407
Uncertain tax positions
Significant penalties or interest relating to income taxes
Valuation allowance deferred tax assets		[1]			251,333	[1]
Deferred tax liabilities
XAUt collateral receivable from related party [Member]
Summary of Significant Accounting Policies [Line Items]
Bears interest	6.00%
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of management fee	0.40%
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of management fee	1.50%
Prestige Capital Markets Fund I L.P., [Member] | Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of management fee	1.50%
Prestige Capital Markets Fund I L.P., [Member] | Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of management fee	2.50%
XAUt [Member]
Summary of Significant Accounting Policies [Line Items]
Operation cost and expenses	$ 18,135,996		$ 3,582,431
ATM Offering Programs [Member]
Summary of Significant Accounting Policies [Line Items]
Deferred offering costs	$ 400,573

[1]	As of September 30, 2025, the Group had net taxable losses arising from the operations of PPWM and WEALTH AI of HK$3,620,462 (US$462,442) and SGD$1,353,803 (US$1,027,649), respectively. These losses were available to reduce future taxable income, and all of these losses can be carried forward indefinitely. The Group considers positive and negative evidence to determine whether some portion or all of the deferred tax assets will more likely than not be realized. This assessment considers, among other matters, the nature, frequency and severity of recent losses, forecasts of future profitability, the duration of statutory carry forward periods, the Group’s experience with tax attributes expiring unused and tax planning alternatives. On the basis of this evaluation, the Group recognized a valuation allowance against deferred tax assets on tax loss carry-forwards of $251,333 for the years ended September 30, 2025.